RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 19:                                      RELATED PARTY TRANSACTIONS

In June 2011, the Company established a joint venture in China with E-Land Fashion China Holdings, Limited. The joint venture is a Hong Kong limited liability company and its purpose is to market and distribute small leather goods and other fashion products and accessories in China under the KATE SPADE brand. The joint venture operates under the name of KS China Co., Limited (“KSC”) for an initial 10 year period and commenced operations in the fourth quarter of 2011. The Company accounts for its 40.0% interest in KSC under the equity method of accounting. The Company made a $2.5 million capital contribution to KSC in the fourth quarter of 2011 and is required to make capital contributions to KSC of $5.0 million in 2012 and $5.5 million in 2013. During the fourth quarter of 2011, KSC reacquired the existing KATE SPADE business in China from Globalluxe.

Additionally, the Company agreed that it or one of its affiliates will reacquire existing KATE SPADE businesses in Southeast Asia in 2014 from Globalluxe, with the purchase price based upon a multiple of Globalluxe’s earnings, subject to a cap of $30.0 million.

On November 20, 2009, the Company and Sanei International Co., LTD established a joint venture under the name of Kate Spade Japan Co., Ltd. (“KSJ”). The joint venture is a Japanese corporation and its purpose is to market and distribute small leather goods and other fashion products and accessories in Japan under the KATE SPADE brand. The Company accounts for its 49.0% interest in KSJ under the equity method of accounting.

As of December 31, 2011 and January 1, 2011, the Company recorded $19.1 million and $13.6 million, respectively, related to its investments in equity investees, which is included in Other assets on the accompanying Consolidated Balance Sheets. In the first quarter of 2010, the Company advanced $4.0 million to KSJ. The Company’s equity in the earnings of its equity investees was $1.7 million and $1.0 million in 2011 and 2010, respectively.

Subsequent to the MEXX Transaction (see Note 1 — Basis of Presentation and Significant Accounting Policies), the Company retains an 18.75% ownership interest in NewCo and accounts for such investment at cost. The Company is required to provide certain transition services to NewCo for a period of up to 24 months and recognized $0.7 million of fees related to such services in 2011. The Company’s cost investment was valued at $10.0 million as of December 31, 2011 and was included in Other assets on the accompanying Consolidated Balance Sheet.

During 2011, 2010 and 2009, the Company paid the law firm Kramer, Levin, Naftalis & Frankel LLP, of which Kenneth P. Kopelman (a Director of the Company) is a partner, fees of $0.1 million, $1.2 million and $1.2 million, respectively, in connection with legal services provided to the Company. The 2011 amount represents less than one percent of such firm’s 2011 fee revenue. The foregoing transactions between the Company and this entity were effected on an arm’s-length basis, with services provided at fair market value.

The Company believes that each of the transactions described above was effected on terms no less favorable to the Company than those that would have been realized in transactions with unaffiliated entities or individuals.